Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2019	December 31, 2018
Accounts receivable	$32,566	$31,081
Less: Provision for losses on accounts receivables	(2,489)	(2,856)

Accounts receivable, net	$30,077	$28,225

Changes to the provision for accounts receivables are summarized as follows:

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	Charges to Expenses	Amount Utilized	Balance at End of Year
Year ended December 31, 2017	$(2,212)	$(569)	$—	$(2,781)
Year ended December 31, 2018	$(2,781)	$(75)	$—	$(2,856)
Year ended December 31, 2019	$(2,856)	$(341)	$708	$(2,489)

See Note 2(t) for a discussion of credit risk. For the year ended December 31, 2019, one customer accounted for 36.2% of the Company’s revenue. For the year ended December 31, 2018, three customers accounted for 32.0%, 10.8% and 10.2%, respectively, of the Company’s revenue, one of which is the same as the one customer accounted for in 2019. For the year ended December 31, 2017, three customers accounted 20.3%, 13.7% and 12.7% of the Company’s revenue, two of which were the same as the ones accounted for in 2018. For the three years, the most significant customer is common.